Stock and Incentive Programs - Performance Share Awards - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 13	$ 8	$ 6
Performance Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted to certain members of senior management	28,520
Potential payout for awards	28,520
Unrecognized share-based compensation cost	$ 1
Unrecognized compensation expense, weighted average period of recognition	2 years 2 months 12 days